Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Year Ended December 31,
	2013	2012
Assets:
FlexShopper	$718,896	$	−
Anchor	5,761,499		7,919,985
Total	$6,480,395		$7,919,985

Revenues:
FlexShopper	$119	$	−
Anchor	2,364,009		2,526,626
Total	$2,364,128		$2,526,626

Net (loss) income:
FlexShopper	$(655,474)	$	−
Anchor	(38,207)		378,859
Total	$(693,681)		$378,859